Marketable Securities and Securities Investments (Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	¥ 6,842,072	¥ 6,542,954
Held-to-maturity securities, Gross unrealized gains	2,080,142	1,660,684
Held-to-maturity securities, Gross unrealized losses	(19,587)	(56,850)
Held-to-maturity securities, Fair value	8,902,627	8,146,788
Marketable securities and securities investments, Cost	9,240,711	8,630,233
Marketable securities and securities investments, Gross unrealized gains	2,330,395	1,927,460
Marketable securities and securities investments, Gross unrealized losses	(20,843)	(63,041)
Marketable securities and securities investments, Fair value	11,550,263	10,494,652
Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	2,398,639	2,031,603
Available-for-Sale, Gross unrealized gains	250,253	195,053
Available-for-Sale, Gross unrealized losses	(1,256)	(5,415)
Available-for-Sale, Fair value	2,647,636	2,221,241
Equity securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost		55,676
Available-for-Sale, Gross unrealized gains		71,723
Available-for-Sale, Gross unrealized losses		(776)
Available-for-Sale, Fair value		126,623
Japanese national government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	6,042,635	5,892,868
Held-to-maturity securities, Gross unrealized gains	2,016,786	1,635,036
Held-to-maturity securities, Gross unrealized losses		(20,890)
Held-to-maturity securities, Fair value	8,059,421	7,507,014
Japanese national government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,422,620	1,227,139
Available-for-Sale, Gross unrealized gains	220,989	182,830
Available-for-Sale, Gross unrealized losses	(20)	(359)
Available-for-Sale, Fair value	1,643,589	1,409,610
Japanese local government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	3,518	3,850
Held-to-maturity securities, Gross unrealized gains	388	413
Held-to-maturity securities, Fair value	3,906	4,263
Japanese local government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	67,461	67,574
Available-for-Sale, Gross unrealized gains	70	107
Available-for-Sale, Gross unrealized losses	(34)	(112)
Available-for-Sale, Fair value	67,497	67,569
Japanese corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	409,329	345,818
Held-to-maturity securities, Gross unrealized gains	44,348	16,912
Held-to-maturity securities, Gross unrealized losses	(5,845)	(17,390)
Held-to-maturity securities, Fair value	447,832	345,340
Japanese corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	202,433	199,880
Available-for-Sale, Gross unrealized gains	17,178	9,844
Available-for-Sale, Gross unrealized losses	(223)	(1,016)
Available-for-Sale, Fair value	219,388	208,708
Foreign government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	386,392	300,220
Held-to-maturity securities, Gross unrealized gains	18,609	8,310
Held-to-maturity securities, Gross unrealized losses	(13,742)	(18,570)
Held-to-maturity securities, Fair value	391,259	289,960
Foreign government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	153,429	72,204
Available-for-Sale, Gross unrealized gains	8,669	622
Available-for-Sale, Gross unrealized losses	(603)	(3,287)
Available-for-Sale, Fair value	161,495	69,539
Foreign corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	198	198
Held-to-maturity securities, Gross unrealized gains	11	13
Held-to-maturity securities, Fair value	209	211
Foreign corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	360,299	365,457
Available-for-Sale, Gross unrealized gains	944	1,649
Available-for-Sale, Gross unrealized losses	(376)	(641)
Available-for-Sale, Fair value	360,867	366,465
Securitized products | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	190,111	99,349
Available-for-Sale, Gross unrealized gains	1	1
Available-for-Sale, Gross unrealized losses		0
Available-for-Sale, Fair value	190,112	¥ 99,350
Other
Schedule of Investments [Line Items]
Available-for-Sale, Cost	2,286
Available-for-Sale, Gross unrealized gains	2,402
Available-for-Sale, Fair value	¥ 4,688